Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 16.2%
	Shares	Value ($)
International 4.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	633,242	7,782,543
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	663,927	6,652,547
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	1,086,971	11,413,193
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	295,178	3,630,693
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	540,417	4,204,444
Total		33,683,420
U.S. Large Cap 9.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	256,237	7,348,874
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	356,773	21,413,508
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	183,314	4,850,497
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	256,637	6,782,914
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	286,876	3,666,277
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	145,240	3,636,812
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	121,454	5,538,319
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	131,317	5,654,493
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	136,170	3,653,447
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	103,849	5,585,021
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	163,756	3,650,115
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	326,637	7,934,001
Total		79,714,278
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	48,350	1,873,076
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	80,620	1,833,308
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	89,696	2,439,729
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	71,728	2,460,259
Total		8,606,372
U.S. Small Cap 1.6%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	227,516	2,750,671
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	119,739	2,797,101
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	135,570	3,698,342
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	188,181	4,298,057
Total		13,544,171
Total Equity Funds (Cost $97,114,026)		135,548,241

Exchange-Traded Equity Funds 4.1%

International Mid Large Cap 1.2%
iShares MSCI EAFE ETF	152,532	9,708,662
U.S. Large Cap 2.9%
SPDR S&P 500 ETF Trust	73,425	24,589,298
Total Exchange-Traded Equity Funds (Cost $24,173,334)		34,297,960

Exchange-Traded Fixed Income Funds 4.8%

Investment Grade 4.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	251,500	33,879,565
Vanguard Intermediate-Term Corporate Bond ETF	60,000	5,748,000
Total		39,627,565
Total Exchange-Traded Fixed Income Funds (Cost $37,785,649)		39,627,565

Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2020 (Unaudited)
Fixed Income Funds 55.6%
	Shares	Value ($)
Investment Grade 55.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	8,289,070	92,588,915
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,835,016	28,066,657
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,868,079	47,035,835
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,561,749	27,487,565
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	5,902,593	67,466,637
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,143,657	92,511,944
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,102,858	11,348,412
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	8,438,150	97,882,544
Total		464,388,509
Total Fixed Income Funds (Cost $437,819,377)		464,388,509

Residential Mortgage-Backed Securities - Agency 8.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	2.500%	15,800,000	16,498,656
10/19/2035- 10/14/2050	3.000%	29,539,000	30,961,425
10/14/2050	3.500%	18,502,000	19,507,324
Total Residential Mortgage-Backed Securities - Agency (Cost $67,120,743)			66,967,405
Options Purchased Puts 0.5%
Value ($)
(Cost $4,778,793)	3,814,545

Money Market Funds 18.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(d)	153,073,983	153,058,676
Total Money Market Funds (Cost $153,058,479)		153,058,676
Total Investments in Securities (Cost: $821,850,401)		897,702,901
Other Assets & Liabilities, Net		(62,752,350)
Net Assets		834,950,551

At September 30, 2020, securities and/or cash totaling $3,506,274 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	10	12/2020	USD	716,300	—	(6,907)
EURO STOXX 50 Index	61	12/2020	EUR	1,948,340	—	(79,276)
Japanese Yen	6	12/2020	USD	711,563	2,620	—
New Zealand Dollar	3	12/2020	USD	198,390	—	(716)
S&P 500 Index E-mini	108	12/2020	USD	18,100,800	117,182	—
SPI 200 Index	10	12/2020	AUD	1,450,500	—	(7,663)
TOPIX Index	9	12/2020	JPY	146,295,000	28,794	—
U.S. Long Bond	111	12/2020	USD	19,567,219	—	(163,782)
U.S. Treasury 10-Year Note	249	12/2020	USD	34,743,281	17,989	—
U.S. Treasury 10-Year Note	12	12/2020	USD	1,674,375	—	(488)
U.S. Treasury 2-Year Note	81	12/2020	USD	17,897,836	3,644	—
2	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	350	12/2020	USD	44,110,938	17,714	—
U.S. Ultra Treasury Bond	4	12/2020	USD	887,250	—	(8,238)
Total					187,943	(267,070)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	(11)	12/2020	USD	(887,150)	27,012	—
Canadian Dollar	(2)	12/2020	USD	(150,260)	1,281	—
Euro FX	(3)	12/2020	USD	(440,081)	5,303	—
FTSE 100 Index	(9)	12/2020	GBP	(525,735)	18,389	—
Hang Seng Index	(8)	10/2020	HKD	(9,372,000)	325	—
MSCI Singapore Index	(1)	10/2020	SGD	(28,270)	—	(69)
OMXS30 Index	(15)	10/2020	SEK	(2,746,875)	—	(5,161)
Russell 2000 Index E-mini	(67)	12/2020	USD	(5,039,740)	—	(13,560)
S&P/TSX 60 Index	(11)	12/2020	CAD	(2,115,300)	942	—
Swiss Franc	(10)	12/2020	USD	(1,359,625)	6,962	—
Total					60,214	(18,790)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	48,090,900	143	2,600.00	12/17/2021	2,401,623	2,001,285
S&P 500 Index	JPMorgan	USD	41,364,900	123	2,500.00	12/17/2021	2,074,634	1,482,150
S&P 500 Index	JPMorgan	USD	6,053,400	18	2,800.00	12/17/2021	302,536	331,110
Total							4,778,793	3,814,545
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	115,040,778	123,171,747	(85,158,328)	4,479	153,058,676	—	1,296	639,760	153,073,983
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	4,938,391	2,399,806	(889,108)	899,785	7,348,874	—	35,062	—	256,237
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,340,260	7,705,611	(2,670,401)	2,038,038	21,413,508	—	32,040	—	356,773
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	3,275,984	2,015,558	(343,040)	(98,005)	4,850,497	—	(35,394)	—	183,314
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	62,429,451	27,148,738	(692,401)	3,703,127	92,588,915	987,146	7,494	2,440,277	8,289,070
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	4,530,074	1,862,845	(994,295)	1,384,290	6,782,914	—	129,594	—	256,637
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	18,985,434	8,814,389	(125,580)	392,414	28,066,657	—	746	700,209	2,835,016
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	31,626,919	13,060,561	(1,275,331)	3,623,686	47,035,835	633,900	32,761	1,132,018	3,868,079
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	1,229,333	573,028	(297,337)	368,052	1,873,076	—	27,012	—	48,350
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	—	7,687,841	(159,734)	254,436	7,782,543	91,482	846	58,112	633,242
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	2,463,277	1,197,150	(442,714)	448,564	3,666,277	—	15,003	—	286,876
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	2,474,720	1,608,884	(559,777)	112,985	3,636,812	—	(34,982)	—	145,240
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,235,752	834,993	(270,202)	32,765	1,833,308	—	(28,419)	—	80,620
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	1,697,495	1,386,234	(107,769)	(225,289)	2,750,671	115,813	(12,405)	16,816	227,516
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	1,673,240	568,681	(122,458)	677,638	2,797,101	47,213	16,133	—	119,739
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	393,996	—	(248,491)	(145,505)	—	—	23,158	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	18,556,859	8,909,646	(131,759)	152,819	27,487,565	91,482	376	664,524	2,561,749
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	45,560,315	20,362,874	(523,430)	2,066,878	67,466,637	—	1,191	1,225,215	5,902,593
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	8,596,966	5,413,380	(7,368,019)	10,220	6,652,547	—	(454,490)	20,185	663,927
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	3,697,845	1,364,490	(650,004)	1,125,988	5,538,319	—	81,153	—	121,454
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	3,693,928	1,589,196	(928,689)	1,300,058	5,654,493	—	138,722	—	131,317
CTIVP® – MFS® Value Fund, Class 1 Shares
	2,457,868	1,487,553	(350,178)	58,204	3,653,447	—	(29,916)	—	136,170
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	3,660,352	1,507,009	(1,536,728)	1,954,388	5,585,021	—	599,435	—	103,849
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,456,745	1,658,166	(328,884)	(135,912)	3,650,115	—	(43,962)	—	163,756
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	62,432,997	28,969,362	(771,197)	1,880,782	92,511,944	1,400,735	9,945	1,980,727	8,143,657
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	1,634,911	1,077,693	(322,916)	50,041	2,439,729	—	(30,500)	—	89,696
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	7,660,965	3,774,299	(41,094)	(45,758)	11,348,412	33,249	183	305,028	1,102,858
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,651,021	896,964	(431,423)	343,697	2,460,259	—	13,048	—	71,728
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	66,003,274	29,986,795	(834,193)	2,726,668	97,882,544	813,727	10,362	1,861,834	8,438,150
4	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	5,327,053	2,803,150	(878,056)	681,854	7,934,001	—	(4,308)	—	326,637
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	8,595,701	4,596,580	(2,313,814)	534,726	11,413,193	36,370	(106,782)	26,814	1,086,971
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	2,877,272	1,440,842	(1,162,568)	475,147	3,630,693	37,545	30,392	8,972	295,178
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	2,850,201	2,057,876	(368,169)	(335,464)	4,204,444	—	(70,639)	29,956	540,417
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,458,443	1,342,297	(684,280)	581,882	3,698,342	—	35,360	—	135,570
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,861,661	2,243,734	(497,692)	(309,646)	4,298,057	—	(87,191)	—	188,181
Total	519,369,481			26,588,032	752,995,426	4,288,662	302,324	11,110,447

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020	5